Summary of Significant Accounting Policies - Schedule of Disaggregation Revenue (Details) (10-K) - USD ($)	3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Revenue	$ 1,680,043	$ 1,327,290		$ 5,326,375	$ 2,710,376
Regular [Member]
Revenue	1,680,043	1,327,290		5,266,633	2,706,371
Bonus [Member]
Revenue				33,206	4,005
Successor [Member]
Revenue			$ 390,770			$ 4,450,785
Successor [Member] | Regular [Member]
Revenue			390,770			4,450,785
Successor [Member] | Contingent Commission [Member]
Revenue
Successor [Member] | Profit Sharing [Member]
Revenue
Successor [Member] | Override Commission [Member]
Revenue
Successor [Member] | Bonus [Member]
Revenue
Medical [Member] | Regular [Member]
Revenue	1,441,784	1,043,531		4,541,844	2,070,154
Medical [Member] | Bonus [Member]
Revenue					4,005
Medical [Member] | Successor [Member]
Revenue			382,391			3,582,182
Medical [Member] | Successor [Member] | Regular [Member]
Revenue			382,391			3,582,182
Medical [Member] | Successor [Member] | Contingent Commission [Member]
Revenue
Medical [Member] | Successor [Member] | Profit Sharing [Member]
Revenue
Medical [Member] | Successor [Member] | Override Commission [Member]
Revenue
Medical [Member] | Successor [Member] | Bonus [Member]
Revenue
Life [Member] | Regular [Member]
Revenue	26,260	29,144		24,262	88,678
Life [Member] | Bonus [Member]
Revenue
Life [Member] | Successor [Member]
Revenue						1,810
Life [Member] | Successor [Member] | Regular [Member]
Revenue						1,810
Life [Member] | Successor [Member] | Contingent Commission [Member]
Revenue
Life [Member] | Successor [Member] | Profit Sharing [Member]
Revenue
Life [Member] | Successor [Member] | Override Commission [Member]
Revenue
Life [Member] | Successor [Member] | Bonus [Member]
Revenue
Property and Casualty [Member] | Regular [Member]
Revenue	211,999	254,615		700,527	547,539
Property and Casualty [Member] | Bonus [Member]
Revenue				$ 33,206
Property and Casualty [Member] | Successor [Member]
Revenue			8,379			866,793
Property and Casualty [Member] | Successor [Member] | Regular [Member]
Revenue			8,379			866,793
Property and Casualty [Member] | Successor [Member] | Contingent Commission [Member]
Revenue
Property and Casualty [Member] | Successor [Member] | Profit Sharing [Member]
Revenue
Property and Casualty [Member] | Successor [Member] | Override Commission [Member]
Revenue
Property and Casualty [Member] | Successor [Member] | Bonus [Member]
Revenue